Label	Element	Value
Castle Focus Fund
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.castleim.com
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.11%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-743-7820
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018